Reorganization Proceedings of Certain Subsidiaries - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended
	May 31, 2014	May 31, 2010	May 31, 2008	May 31, 2014 Second Anniversary	May 31, 2014 Third Anniversary	May 31, 2014 Fourth Anniversary	May 31, 2008 Subsidiaries	May 31, 2013 Subsidiaries	May 30, 2010 Subsidiaries	May 31, 2006 Subsidiaries	May 31, 2014 NMBFil Inc
Reorganization [Line Items]
Amount funded for trust as per agreement	$ 450,000,000			$ 102,500,000	$ 120,000,000	$ 125,000,000					$ 2,500,000
Percentage of interest accrue on aggregate funding amount	3.45%
Current and future asbestos claims								1,170,000,000
Asbestos-related products liability claims paid		92,600,000
Asbestos-related products liability, defense-related payments	1,100,000	42,600,000
Accrued liability for asbestos							559,700,000		397,700,000	421,300,000
Asbestos liability, term			10 years
Increase in Asbestos liability							$ 288,100,000